UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 3.3%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$3,517,990

5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33	6/13 at 100.00	BBB	5,301,450
	Education and Civic Organizations - 1.0%

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	12/06 at 105.00	N/R	1,566,570

1,000	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects, Series 2002A, 5.250%, 1/01/22	1/10 at 101.00	Aa2	1,059,530
	Healthcare - 6.8%

6,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30	12/09 at 101.00	A3	6,553,680

2,985	California Health Facilities Financing Authority, Insured Loan Program Small Facilities Revenue Bonds, Series 1994B, 7.500%, 4/01/22	10/05 at 102.00	A	3,054,580

3,370	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/05 at 100.00	BB+	3,370,034

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
260	5.250%, 7/01/24	7/15 at 100.00	BBB+	275,332
550	5.250%, 7/01/35	7/15 at 100.00	BBB+	575,443

1,735	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23	8/05 at 100.00	Baa2	1,735,174

1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21	2/11 at 101.00	Baa2	1,047,920

1,700	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A, 6.000%, 12/01/06	6/05 at 101.00	BBB-	1,716,898
	Housing/Multifamily - 2.7%

1,950	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30 (Mandatory put 8/15/08)	No Opt. Call	Baa2	2,092,175

2,905	California Statewide Community Development Authority, FHA-Insured Senior Lien Multifamily Housing Revenue Bonds, Monte Vista Terrace, Series 1996A, 6.375%, 9/01/20	6/06 at 100.00	AAA	2,950,434

2,080	Salinas, California, GNMA Collateralized Housing Facility Revenue Refunding Bonds, Villa Serra Project, Series 1994A, 6.500%, 7/20/17	7/05 at 101.00	AAA	2,123,347
	Housing/Single Family - 0.1%

205	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	207,077

40	San Bernardino County, California, Mortgage-Backed Securities Program Single Family Home Mortgage Revenue Bonds, Series 1997A, 0.000%, 5/01/31 (Alternative Minimum Tax)	5/07 at 22.57	AAA	8,112
	Industrials - 0.7%

1,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 4.100%, 9/01/14 (Alternative Minimum Tax) (Mandatory put 9/01/09)	No Opt. Call	BBB	1,005,800

750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)	No Opt. Call	BBB+	791,205
	Long-Term Care - 3.9%

	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,970,065
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,278,163

4,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	4,300,235

2,000	Chico Redevelopment Agency, California, Insured Certificates of Participation, Walker Senior Housing Corporation VII - Sierra Sunrise Lodge, Series 1991A, 6.750%, 2/01/21	8/05 at 100.00	A	2,005,420
	Tax Obligation/General - 15.9%

3,335	California, General Obligation Bonds, Derivative Tax Exempt Receipts, Series 245, 11.477%, 2/01/15 (IF) California, General Obligation Bonds, Series 2004:	No Opt. Call	AAA	5,293,746
2,500	5.000%, 2/01/20	2/14 at 100.00	A	2,678,600
1,000	5.000%, 4/01/21	4/14 at 100.00	A	1,068,750
6,000	5.125%, 4/01/23	4/14 at 100.00	A	6,449,280

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 - FGIC Insured	7/14 at 100.00	AAA	1,141,490
1,500	5.500%, 7/01/24 - FGIC Insured	7/14 at 100.00	AAA	1,712,235

6,325	Desert City Community College District, Riverside County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 (WI, settling 6/07/05) - MBIA Insured	8/15 at 100.00	AAA	6,835,048

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 - FSA Insured	8/12 at 100.00	AAA	1,131,038

1,150	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005A, 5.000%, 6/01/26 - FSA Insured	8/15 at 100.00	AAA	1,234,790

6,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	6,482,580

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 - FGIC Insured	9/13 at 100.00	AAA	2,126,960

1,350	Riverside Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/21 (WI, settling 6/08/05) - FSA Insured	8/15 at 100.00	AAA	1,467,086

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 - MBIA Insured	7/10 at 100.00	AAA	2,187,600

	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A:
295	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	317,659
420	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	450,076

2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2003B, 5.000%, 8/01/20 - FSA Insured	8/11 at 101.00	AAA	2,132,940
	Tax Obligation/Limited - 21.8%

	California, Economic Recovery Revenue Bonds, Series 2004A:
1,000	5.000%, 7/01/15	7/14 at 100.00	AA-	1,103,950
2,500	5.000%, 7/01/16	7/11 at 100.00	AA-	2,703,100

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25	12/13 at 102.00	A-	2,667,300

265	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 (WI, settling 6/07/05) - XLCA Insured	9/15 at 100.00	AAA	286,277

2,000	La Mirada Redevelopment Agency, California, Special Tax Refunding Bonds, Community Facilities District 89-1, Civic Theatre Project, Series 1998, 5.700%, 10/01/20	10/08 at 102.00	N/R	2,071,780

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 - XLCA Insured	12/14 at 100.00	AAA	1,188,242

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 - XLCA Insured	12/14 at 100.00	AAA	1,983,939

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 - FSA Insured	9/13 at 100.00	AAA	2,667,725

995	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/05 at 103.00	N/R	1,028,183

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/05 at 102.00	N/R	820,376
1,250	5.650%, 9/01/34	9/05 at 102.00	N/R	1,275,313

1,040	Nevada County, California, Certificates of Participation Refunding, Series 2001, 5.250%, 10/01/13 - MBIA Insured	10/11 at 100.00	Aaa	1,155,950

5,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured	3/13 at 100.00	AAA	5,619,950

805	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/05 at 103.00	N/R	836,580

2,250	Orange County, California, Special Tax Bonds, Community Facilities District 99-1 of Ladera Ranch, Series 1999A, 6.700%, 8/15/29	8/09 at 102.00	N/R	2,585,160

2,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway Business Centre, Series 1998, 6.750%, 8/15/15	8/08 at 102.00	N/R	2,213,400

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/05 at 102.00	N/R	1,682,967

2,000	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	3/09 at 102.00	N/R	2,044,580

1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 - AMBAC Insured	No Opt. Call	AAA	1,168,100

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	AA-	564,590

995	Sacramento County, Laguna, California, Special Tax Refunding Bonds, Community Facilities District 1 - Laguna Creek Ranch, Series 1997, 5.700%, 12/01/20	12/07 at 102.00	N/R	1,025,785

2,000	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/08 at 102.00	N/R	2,062,340

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 - AMBAC Insured	7/11 at 102.00	AAA	3,133,872

7,090	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/07 at 102.00	A	7,449,605

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/07 at 101.00	A-	4,175,520

1,025	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%, 9/01/23 - FGIC Insured	9/14 at 100.00	AAA	1,125,266

2,000	Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition, Series 1997A, 6.050%, 1/01/17	1/07 at 101.00	A-	2,087,760

1,350	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R	1,420,875
	Transportation - 10.3%

3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2001D, 5.000%, 4/01/16	4/11 at 100.00	AA	3,242,850

4,460	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	4,818,718

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/10 at 100.00	BBB-	1,892,260

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 0.000%, 1/15/28	1/14 at 101.00	BBB-	2,328,535

	Port of Oakland, California, Revenue Bonds, Series 2000K:
2,000	5.500%, 11/01/09 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	2,187,580
4,000	5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured	5/10 at 100.00	AAA	4,327,120

5,500	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 - FGIC Insured	11/12 at 100.00	AAA	6,114,295

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA Insured	5/12 at 100.00	AAA	2,691,414
	U.S. Guaranteed *** - 8.3%

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Series 2000C, 6.750%, 6/01/30	6/10 at 101.00	Baa3***	3,661,028

8,100	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	9,156,159

2,405	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18	No Opt. Call	AAA	3,062,599

5,729	Merced Irrigation District, California, Subordinated Revenue Certificates of Participation, Electric System Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded to 3/01/08)	3/08 at 102.00	AAA	6,415,334
	Utilities - 15.3%

875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax)#	7/07 at 102.00	N/R	113,741

4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18	5/12 at 101.00	A2	4,850,055

6,420	California Department of Water Resources, Power Supply Revenue Bonds, RITES PA-1120R, Series 2003, 9.067%, 5/01/14 - AMBAC Insured (IF)	5/12 at 101.00	AAA	9,078,201

2,875	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18	6/05 at 102.00	N/R	2,933,506

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1:
5,000	5.250%, 7/01/15	7/11 at 100.00	AA-	5,508,650
10,000	5.250%, 7/01/21 - FSA Insured	7/11 at 100.00	AAA	10,803,200

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	542,240

3,405	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series 2001, 6.850%, 9/01/36	9/05 at 102.00	Baa3	3,490,227

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	3,774,319
	Water and Sewer - 9.6%

6,080	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002Z, 5.000%, 12/01/17 - FGIC Insured	12/12 at 100.00	AAA	6,633,037

1,270	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2003Y, 5.250%, 12/01/16 - FGIC Insured	6/13 at 100.00	AAA	1,412,672

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured	10/13 at 100.00	AAA	2,182,240

1,680	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Series 2004A, 5.000%, 8/01/20 - AMBAC Insured	8/14 at 100.00	AAA	1,813,795

4,250	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series 2001A, 5.125%, 7/01/41	7/11 at 100.00	AA	4,422,847

1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 - MBIA Insured	10/14 at 100.00	AAA	1,599,540

1,190	Pasadena, California, Water Revenue Refunding Bonds, Series 2003, 5.000%, 6/01/20 - FGIC Insured	6/13 at 100.00	AAA	1,298,266

1,670	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 694R-A, 9.870%, 12/01/10 (IF)	12/10 at 101.00	AA	2,318,244

1,385	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 694R-B, 8.222%, 12/01/11 (IF)	12/10 at 101.00	AA	1,825,302

2,055	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/24 - MBIA Insured	3/15 at 100.00	AAA	2,196,322

$245,714	Total Long-Term Investments (cost $251,253,426) - 99.7%			267,059,293

	Other Assets Less Liabilities - 0.3%			904,646

	Net Assets – 100%			$267,963,939

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***   Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

#      Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees.

	N/R Investment is not rated.

	(WI) Security purchased on a when-issued basis.

	(IF) Inverse floating rate security.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $251,417,636.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$16,444,246
	Depreciation			(802,589)

	Net unrealized appreciation of investments			$15,641,657

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 3.8%

$2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured	3/08 at 102.00	Aaa	$2,239,495

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 - AMBAC Insured	5/15 at 100.00	AAA	2,422,125

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured	11/11 at 101.00	AAA	5,355,500
	Healthcare - 2.5%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 - FSA Insured	1/08 at 102.00	AAA	2,117,240

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 - FSA Insured	8/09 at 101.00	AAA	4,328,360
	Housing/Multifamily - 4.5%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 (Alternative Minimum Tax) - AMBAC Insured	12/11 at 100.00	AAA	4,341,682

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	4,053,651

1,955	Napa, California, FHA-Insured Mortgage Revenue Refunding Bonds, Creekside Park II Apartments, Series 1994A, 6.625%, 7/01/25 - MBIA Insured	7/05 at 100.00	AAA	1,957,972

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	7/09 at 102.00	AAA	1,337,364
	Housing/Single Family - 5.1%

3,985	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	4,127,543

	Califor0nia Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 - AMBAC Insured	6/12 at 101.00	AAA	3,752,525
5,000	5.350%, 12/01/27 - AMBAC Insured	6/12 at 101.00	AAA	5,304,600
	Tax Obligation/General - 16.9%

	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,425	5.250%, 8/01/20 - MBIA Insured	8/14 at 100.00	AAA	1,580,696
1,570	5.250%, 8/01/21 - MBIA Insured	8/14 at 100.00	AAA	1,737,692

3,570	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/17 - AMBAC Insured	2/14 at 100.00	AAA	3,882,268

4,080	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 - FGIC Insured	8/15 at 100.00	AAA	4,416,070

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 - FGIC Insured	9/14 at 100.00	AAA	1,515,259

1,610	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/23 - FSA Insured	8/12 at 101.00	AAA	1,762,789

1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 - FGIC Insured	8/12 at 101.00	AAA	1,084,610

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1998A:
2,650	0.000%, 8/01/19 - MBIA Insured	8/13 at 68.56	AAA	1,251,198
2,755	0.000%, 8/01/20 - MBIA Insured	8/13 at 63.85	AAA	1,206,718

2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/22 - FSA Insured	8/14 at 100.00	AAA	2,695,125

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:
1,330	5.000%, 8/01/23 - FGIC Insured	8/14 at 100.00	AAA	1,428,513
1,510	5.000%, 8/01/24 - FGIC Insured	8/14 at 100.00	AAA	1,618,252

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 - FGIC Insured	8/13 at 100.00	AAA	1,570,683

1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	1,352,940

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 - MBIA Insured	7/12 at 100.00	AAA	5,320,050

1,280	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%, 7/01/24 - FSA Insured	7/13 at 100.00	AAA	1,376,870

2,525	San Joaquin Delta Community College District, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 - FSA Insured	8/15 at 100.00	AAA	2,700,311

	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A:
285	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	306,891
415	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	444,718

2,335	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/18 - MBIA Insured	8/14 at 100.00	AAA	2,551,011

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 - FSA Insured	8/14 at 100.00	AAA	1,073,280

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 - MBIA Insured	No Opt. Call	AAA	2,029,747

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 - FGIC Insured	8/13 at 100.00	AAA	1,080,680
	Tax Obligation/Limited - 23.2%

415	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 - MBIA Insured	No Opt. Call	AAA	486,542

7,005	Big Bear Lake Financing Authority, San Bernardino County, California, Tax Allocation Revenue Refunding Bonds, Series 1995, 6.300%, 8/01/25 - AMBAC Insured	8/05 at 102.00	AAA	7,180,405

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 - FSA Insured	8/11 at 101.00	AAA	2,388,240

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 - AMBAC Insured	12/13 at 100.00	AAA	2,101,375

2,000	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured	11/17 at 102.00	AAA	2,184,120

5,285	Chino Unified School District, California, Certificates of Participation, Master Lease Program, Series 1995, 6.125%, 9/01/26 - FSA Insured	9/05 at 102.00	AAA	5,428,382

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 - MBIA Insured	10/14 at 100.00	AAA	2,473,444

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 - FSA Insured	10/14 at 100.00	AAA	1,265,533

260	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/20 (WI, settling 6/07/05) - XLCA Insured	9/15 at 100.00	AAA	280,875

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 - FSA Insured	12/14 at 100.00	AAA	1,082,090

2,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured	7/13 at 100.00	AAA	2,187,320

1,460	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/23 - FSA Insured	3/14 at 100.00	AAA	1,559,587

7,040	Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation Revenue Refunding Bonds, Series 1995A, 6.050%, 9/01/25 - FSA Insured	9/05 at 102.00	AAA	7,229,306

5,120	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	5,373,594

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 - MBIA Insured	No Opt. Call	AAA	5,015,710

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured	6/12 at 101.00	AAA	8,557,520

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1, Woodcreek West, Series 2005, 5.000%, 9/01/30 - AMBAC Insured	9/15 at 100.00	AAA	3,763,062

1,490	Tulare Public Financing Authority, California, Lease Revenue Bonds, Capital Facilities Project, Series 1997, 5.125%, 10/01/22 - MBIA Insured	10/07 at 102.00	AAA	1,579,162
	Transportation - 9.5%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 - MBIA Insured	1/10 at 100.00	AAA	6,813,885

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 - MBIA Insured	1/10 at 101.00	AAA	3,576,529

2,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured	5/10 at 100.00	AAA	2,163,560

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 (Alternative Minimum Tax) - AMBAC Insured	1/08 at 101.00	AAA	1,347,431

3,470	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series Issue 16A, 5.375%, 5/01/16 (Alternative Minimum Tax) - FSA Insured	5/08 at 101.00	AAA	3,650,995

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 (Alternative Minimum Tax) - FSA Insured	1/08 at 102.00	AAA	1,426,339

625	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 - FGIC Insured	5/10 at 101.00	AAA	662,225

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	5,215,100
	U.S. Guaranteed *** - 21.6%

810	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 - MBIA Insured	No Opt. Call	AAA	963,050

29,650	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	33,516,064

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002C, 5.200%, 8/01/32 - FGIC Insured	8/10 at 102.00	AAA	3,599,343

3,195	Desert Community College District, Riverside County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/23 (Pre-refunded to 8/01/14) - MBIA Insured	8/14 at 100.00	AAA	3,573,735

6,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 100.00	AAA	6,785,880

4,570	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2000A, 6.000%, 7/01/29 (Pre-refunded to 7/01/09) - FGIC Insured	7/09 at 102.00	Aaa	5,195,816

2,500	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured	9/05 at 100.00	AAA	2,710,125
	Utilities - 6.4%

1,310	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/17 - MBIA Insured	10/14 at 100.00	AAA	1,461,829

5,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured	4/11 at 102.00	AAA	5,486,250

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured	9/09 at 101.00	AAA	1,079,190

3,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 - MBIA Insured	7/08 at 101.00	AAA	3,694,110

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 (Alternative Minimum Tax) - AMBAC Insured	8/12 at 100.00	AAA	2,068,657

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	2,911,329
	Water and Sewer - 5.8%

3,070	California Special District Finance Program, Certificates of Participation, Water and Wastewater Revenue Bonds, Jurupa Community Services District, Series 2001NN, 5.250%, 9/01/32 - MBIA Insured	9/10 at 100.00	AAA	3,279,865

2,850	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 1997A, 5.000%, 7/01/37 - FGIC Insured	1/08 at 101.00	AAA	2,930,765

6,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured	8/13 at 100.00	AAA	6,296,880

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 - MBIA Insured	2/15 at 100.00	AAA	1,068,520

1,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21 - AMBAC Insured	12/14 at 100.00	AAA	1,625,610
$253,840	Total Long-Term Investments (cost $239,503,095) - 99.3%			258,563,777
	Other Assets Less Liabilities - 0.7%			1,907,688
	Net Assets - 100%			$260,471,465

	Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

	(WI) Security purchased on a when-issued basis.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $239,352,719.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$19,211,058
	Depreciation			—

	Net unrealized appreciation of investments			$19,211,058

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.6%

$4,730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,786,476
	Education and Civic Organizations - 20.1%

905	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured	11/11 at 100.00	Aaa	959,010

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 - RAAI Insured	7/08 at 101.00	AA	1,155,375

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 - RAAI Insured	7/08 at 101.00	AA	1,543,759

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Suffield Academy, Series 1997A, 5.400%, 7/01/27 - MBIA Insured	7/07 at 102.00	AAA	1,060,910

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 1999I:
925	5.250%, 7/01/25 - MBIA Insured	7/09 at 101.00	AAA	992,229
2,755	5.500%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	2,987,880

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 - MBIA Insured	7/09 at 101.00	Aaa	2,182,480

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,116,620

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 - MBIA Insured	1/15 at 100.00	Aaa	717,360

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 1999C:
1,155	5.500%, 11/01/17 - FSA Insured	11/09 at 101.00	AAA	1,270,847
1,155	5.500%, 11/01/18 - FSA Insured	11/09 at 101.00	AAA	1,269,853
1,155	5.500%, 11/01/19 - FSA Insured	11/09 at 101.00	AAA	1,269,853

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2000D, 5.750%, 7/01/30 - MBIA Insured	7/10 at 101.00	AAA	830,895

2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2001G, 5.000%, 7/01/31 - AMBAC Insured	7/11 at 101.00	AAA	2,372,445

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001D:
1,000	5.500%, 7/01/23	7/11 at 101.00	A2	1,092,360
500	5.250%, 7/01/31	7/11 at 101.00	A2	535,545

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 - MBIA Insured	4/14 at 100.00	AAA	713,349

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 - FSA Insured	3/11 at 101.00	AAA	972,203

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	970,542

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,000	5.500%, 7/01/22 - RAAI Insured	7/12 at 101.00	AA	1,109,830
6,000	05.250%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	6,379,620

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27	7/09 at 100.00	AAA	4,760,055

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 - MBIA Insured	7/13 at 100.00	AAA	1,630,691

2,160	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	AA-	2,381,033

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 - FGIC Insured	11/12 at 101.00	AAA	3,429,941

1,500	University of Connecticut, General Obligation Bonds, Series 2001A, 5.250%, 4/01/20	4/11 at 101.00	AA	1,637,970

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA	1,108,220

	University of Connecticut, General Obligation Bonds, Series 2004A:
7,000	5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	7,786,940
1,435	5.000%, 1/15/16 - MBIA Insured	1/14 at 100.00	AAA	1,583,279

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 - FSA Insured	2/15 at 100.00	AAA	2,954,168
	Healthcare - 8.6%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 - MBIA Insured	7/05 at 100.00	AAA	2,005,660

800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Britain General Hospital Issue, Series 1994B, 6.000%, 7/01/24 - AMBAC Insured	7/05 at 101.00	AAA	817,872

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G, 5.000%, 7/01/18 - MBIA Insured	7/09 at 101.00	Aaa	1,064,280

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B:
1,000	5.375%, 7/01/17	7/07 at 102.00	Ba1	982,100
3,500	5.500%, 7/01/27	7/07 at 102.00	Ba1	3,324,090

1,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Hospital, Series 1996A, 5.800%, 7/01/26 - MBIA Insured	7/06 at 102.00	AAA	1,622,308

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 1997D, 5.750%, 7/01/27 - AMBAC Insured	7/07 at 102.00	AAA	2,134,120

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 - AMBAC Insured	7/09 at 101.00	AAA	547,440
1,000	5.625%, 7/01/25 - AMBAC Insured	7/09 at 101.00	AAA	1,087,260

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 1999F, 5.750%, 11/15/29 - MBIA Insured	11/09 at 101.00	AAA	1,651,590

2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 - RAAI Insured	7/09 at 101.00	AA	2,946,979

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured	7/10 at 101.00	AA	2,221,520

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	2,173,340

2,250	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Pfizer Inc., Series 1994, 7.000%, 7/01/25 (Alternative Minimum Tax) (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	2,302,583
	Housing/Multifamily - 1.9%

1,890	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/09 at 102.00	N/R	2,002,115

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/09 at 100.00	AAA	2,097,720

1,435	New Britain Senior Citizens Housing Development Corporation, Connecticut, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Nathan Hale Apartments, Series 1992A, 6.875%, 7/01/24	7/05 at 100.00	AAA	1,461,490
	Housing/Single Family - 0.6%

1,595	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C, 5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,639,229
	Industrials - 2.2%

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/05 at 100.50	BBB	5,371,275

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Baa2	1,035,330
	Long-Term Care - 5.9%

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 - AMBAC Insured	6/10 at 102.00	AAA	534,040

1,000	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38	8/08 at 102.00	AAA	1,046,330

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997:
1,700	5.700%, 4/01/12	4/07 at 102.00	BBB-	1,724,939
2,560	5.800%, 4/01/21	4/07 at 102.00	BBB-	2,528,461

1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	12/06 at 103.00	BBB+	1,943,550

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
1,000	5.500%, 9/01/15 - RAAI Insured	9/09 at 102.00	AA	1,080,860
500	5.625%, 9/01/22 - RAAI Insured	9/09 at 102.00	AA	543,885

1,000	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Mary Wade Home Inc., Series 1999A, 6.375%, 12/01/18	12/09 at 102.00	N/R	1,097,830

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
2,200	5.250%, 8/01/19 - RAAI Insured	2/10 at 102.00	AA	2,343,902
3,910	5.375%, 8/01/24 - RAAI	2/10 at 102.00	AA	4,183,387
	Insured Materials - 0.4%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/07 at 102.00	BBB	1,032,000
	Tax Obligation/General - 18.4%

2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 1997A, 5.250%, 3/01/17 - AMBAC Insured	3/07 at 101.00	AAA	2,926,952

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC Insured	8/12 at 100.00	Aaa	1,670,100

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 - FSA Insured	9/13 at 100.00	AAA	1,592,582

325	Canterbury, Connecticut, General Obligation Bonds, Series 1989, 7.200%, 5/01/09	No Opt. Call	A3	372,694

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 - FGIC Insured	6/11 at 102.00	Aaa	445,477

5,000	Connecticut, General Obligation Residual Certificates, Series 514, 10.080%, 12/15/13 (IF)	No Opt. Call	Aa2	7,347,750

1,000	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	1,105,510

1,000	Connecticut, General Obligation Bonds, Series 2001D, 5.000%, 11/15/20	11/11 at 100.00	AA	1,068,110

3,330	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	3,592,304

1,090	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	Aaa	1,217,802

	Darien, Connecticut, General Obligation Bonds, Series 2004:
875	4.000%, 12/01/08	No Opt. Call	Aaa	908,058
875	4.000%, 12/01/09	No Opt. Call	Aaa	912,774
875	4.000%, 12/01/10	12/09 at 100.00	Aaa	910,079

1,015	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 - FGIC Insured	7/11 at 102.00	Aaa	1,118,357

200	Glastonbury, Connecticut, General Obligation Bonds, Series 1988, 7.200%, 8/15/06	No Opt. Call	Aa1	210,360

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 - FSA Insured	8/15 at 100.00	AAA	1,305,968
595	5.000%, 8/01/21 - FSA Insured	8/15 at 100.00	AAA	647,646
1,210	4.375%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	1,225,319

1,300	Hartford, Connecticut, General Obligation Bonds, Series 2005C, 5.000%, 9/01/17 (WI, settling 6/02/05) - MBIA Insured	No Opt. Call	AAA	1,461,772

340	Middletown, Connecticut, General Obligation Bonds, Series 1990, 6.900%, 4/15/06	No Opt. Call	AA	351,893

1,630	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 - FGIC Insured	11/10 at 101.00	AAA	1,742,079

	New London, Connecticut, General Obligation Bonds, Series 1988:
120	7.300%, 12/01/05	No Opt. Call	A+	122,624
100	7.300%, 12/01/07	No Opt. Call	A+	110,367

1,000	Newtown, Connecticut, General Obligation Bonds, Series 2004, 4.000%, 6/15/11	No Opt. Call	Aa2	1,045,790

975	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,043,660

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1989:
160	7.400%, 5/01/08	No Opt. Call	Aa3	179,448
160	7.400%, 5/01/09	No Opt. Call	Aa3	185,147

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991:
275	6.500%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	316,643
270	6.500%, 2/15/11 - AMBAC Insured	No Opt. Call	AAA	317,698

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds, Series 2000:
650	5.500%, 3/15/18 - FSA Insured	3/10 at 101.00	Aaa	716,112
650	5.625%, 3/15/19 - FSA Insured	3/10 at 101.00	Aaa	720,583
650	5.700%, 3/15/20 - FSA Insured	3/10 at 101.00	Aaa	721,052

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 - FSA Insured	5/11 at 101.00	Aaa	1,556,258

420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 - FSA Insured	8/10 at 101.00	Aaa	448,014

2,050	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/16 - FSA Insured	2/12 at 100.00	AAA	2,096,535

3,700	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 5.955%, 7/01/19(IF) - FSA Insured	No Opt. Call	AAA	5,528,318

3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	3,319,920

	Watertown, Connecticut, General Obligation Bonds, Series 2005:
1,055	5.000%, 8/01/14 - MBIA Insured	No Opt. Call	Aaa	1,174,806
1,060	5.000%, 8/01/15 - MBIA Insured	No Opt. Call	Aaa	1,181,730

	Winchester, Connecticut, General Obligation Bonds, Series 1990:
140	6.750%, 4/15/06	No Opt. Call	A2	144,626
140	6.750%, 4/15/07	No Opt. Call	A2	149,622
140	6.750%, 4/15/08	No Opt. Call	A2	154,391
140	6.750%, 4/15/09	No Opt. Call	A2	158,722
140	6.750%, 4/15/10	No Opt. Call	A2	162,579
	Tax Obligation/Limited - 13.0%

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - St. Camillus Health Center, Series 1994:
2,000	6.250%, 11/01/18	11/05 at 101.00	AA	2,043,840
3,695	6.250%, 11/01/18 - AMBAC Insured	11/05 at 101.00	AAA	3,778,211

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 - AMBAC Insured	7/08 at 102.00	AAA	856,622

5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - St. Joseph’s Manor, Series 1994, 6.250%, 11/01/16 - AMBAC Insured	11/05 at 101.00	AAA	5,112,700

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - Jewish Home for the Elderly, Series 1994, 6.250%, 11/01/20 - AMBAC Insured	11/05 at 101.00	AAA	3,068,010

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	7/08 at 105.00	A	3,195,472

4,365	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nursing Home Program - 3030 Park Fairfield Health Center, Series 1996, 6.250%, 11/01/21	11/06 at 102.00	AA	4,605,250

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	4,289,120

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	1,074,650

1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA-	1,323,317

1,870	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	2,058,477

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA-	1,360,961
1,000	5.000%, 12/15/30	12/11 at 101.00	AA-	1,051,550

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,127,990

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	2,279,900

725	Woodstock, Connecticut, Special Obligation Bonds, Woodstock Academy, Series 1990, 6.900%, 3/01/06 - AMBAC Insured	9/05 at 100.00	AAA	727,458
	Transportation - 1.4%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 (Alternative Minimum Tax) - FGIC Insured	4/11 at 101.00	AAA	2,192,925

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 - AMBAC Insured	No Opt. Call	AAA	1,558,438

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	194,040
	U.S. Guaranteed *** - 14.4%

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded to 7/15/10) - FGIC Insured	7/10 at 101.00	AAA	1,144,880

2,480	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Refunding Bonds, Ogden Martin Systems of Bristol Inc., Series 1995, 6.500%, 7/01/14 (Pre-refunded to 7/01/05)	7/05 at 102.00	A2***	2,536,321

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:
660	5.625%, 10/15/18 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	735,491
660	5.625%, 10/15/19 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	735,491

1,870	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	1,985,716

	Connecticut, General Obligation Bonds, Series 2002B:
1,000	5.500%, 6/15/19 (Pre-refunded to 6/15/12)	6/12 at 100.00	AA***	1,137,770
2,000	5.500%, 6/15/21 (Pre-refunded to 6/15/12)	6/12 at 100.00	AA***	2,275,540

2,500	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded to 4/15/12)	4/12 at 100.00	AA***	2,820,150

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy Issue, Series 1996A, 5.700%, 3/01/16 (Pre-refunded to 3/01/06) - FSA Insured	3/06 at 101.00	AAA	1,031,390

1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19	7/05 at 100.00	AAA	1,635,608

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A:
1,500	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	1,695,630
1,780	5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	2,012,148

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25 (Pre-refunded to 7/01/10)	7/10 at 100.00	Baa2***	1,149,860

500	New Haven, Connecticut, General Obligation Bonds, Series 1999, 4.700%, 2/01/15 (Pre-refunded to 2/01/08) - FGIC Insured	2/08 at 101.00	AAA	527,575

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32	10/10 at 101.00	AAA	2,799,004
4,500	5.500%, 10/01/40	10/10 at 101.00	AAA	4,935,195

2,105	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/15 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	2,335,561

500	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Series 2000A, 5.750%, 11/15/29 (Pre-refunded to 11/15/10) - FGIC Insured	11/10 at 101.00	AAA	569,580

135	University of Connecticut, General Obligation Bonds, Series 2000A, 5.550%, 3/01/18 (Pre-refunded to 3/01/10) - FGIC Insured	3/10 at 101.00	AAA	150,969

	University of Connecticut, General Obligation Bonds, Series 2002A:
3,065	5.375%, 4/01/17 (Pre-refunded to 4/01/12)	4/12 at 100.00	AA***	3,456,094
1,000	5.375%, 4/01/18 (Pre-refunded to 4/01/12)	4/12 at 100.00	AA***	1,127,600

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded to 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,691,400
1,090	5.375%, 4/01/17 (Pre-refunded to 4/01/12) - FSA Insured	4/12 at 100.00	AAA	1,229,084

	Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, Series 2000:
910	6.000%, 2/01/18 (Pre-refunded to 2/01/09) - RAAI Insured	2/09 at 101.00	AA***	1,013,176
1,025	6.000%, 2/01/20 (Pre-refunded to 2/01/09) - RAAI Insured	2/09 at 101.00	AA***	1,141,214
	Utilities - 6.6%

3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured	No Opt. Call	AAA	4,183,534

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/08 at 102.00	Baa1	2,157,435

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
240	5.250%, 1/01/06 (Alternative Minimum Tax)	7/05 at 100.00	BBB	240,310
1,370	5.500%, 1/01/14 (Alternative Minimum Tax)	7/05 at 100.00	BBB	1,385,892
2,415	5.500%, 1/01/20 (Alternative Minimum Tax)	7/05 at 100.00	BBB	2,430,215

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 - MBIA Insured	10/09 at 101.00	AAA	2,436,633
1,000	5.125%, 10/01/29 - AMBAC Insured	10/09 at 101.00	AAA	1,068,700

4,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, TICS, Series 2002-1, 7.462%, 7/01/20 (IF) - MBIA Insured	No Opt. Call	AAA	5,350,280
	Water and Sewer - 4.0%

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,703,791

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	4/07 at 102.00	A	1,842,361

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	3,265,950
3,955	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	4,198,312

500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	529,490
$264,645	Total Long-Term Investments (cost $270,645,231) - 99.1%			288,361,735
	Short-Term Investments - 0.2% (0.2% of Total Investments)

600	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 2.850%, 12/01/15 - MBIA Insured †		A-1	600,000

$600	Total Short-Term Investments (cost $600,000)			600,000

	Total Investments (cost $271,245,231) 99.3%			288,961,735

	Other Assets Less Liabilities - 0.7%			1,953,786

	Net Assets - 100%			$290,915,521

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***   Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

	(IF) Inverse floating rate security.

	(WI) Security purchased on a when-issued basis.

†      Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $271,069,308.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$18,043,359
	Depreciation			(150,932)

	Net unrealized appreciation of investments			$17,892,427

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 1.1%

$1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3	$1,508,805

	Consumer Staples - 0.7%

915	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	925,925

	Education and Civic Organizations - 14.6%

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	939,714

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 - AGC Insured	7/15 at 100.00	AAA	3,220,017

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 - ACA Insured	3/09 at 101.00	A	3,098,250

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA-	818,070

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 1993K, 5.375%, 6/01/14	No Opt. Call	AA-	1,135,260

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2003H, 5.000%, 7/01/21	7/13 at 100.00	AA+	541,660

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	530,505

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2004M, 5.250%, 7/01/15	No Opt. Call	AAA	1,145,290

2,290	Massachusetts Industrial Finance Agency, Revenue Bonds, Lesley College, Series 1995A, 6.300%, 7/01/25 - CONNIE LEE/AMBAC Insured	7/05 at 102.00	AAA	2,341,731

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB	442,485

	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2005-1:
1,495	5.000%, 5/01/14 - AMBAC Insured	No Opt. Call	AAA	1,662,066
860	5.000%, 5/01/15 - AMBAC Insured	No Opt. Call	AAA	957,515

1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18 - AMBAC Insured	11/13 at 100.00	AAA	1,330,680

1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 - AMBAC Insured	11/14 at 100.00	AAA	1,100,960

	Healthcare - 13.3%

2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 - ACA Insured	8/09 at 101.00	A	3,114,571

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured	7/05 at 100.00	AAA	1,015,530

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 - FSA Insured	7/08 at 101.00	AAA	1,524,990

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured	5/12 at 100.00	AAA	659,778

2,785	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA-	3,066,870

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB	412,481

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured	11/11 at 101.00	AA	3,169,740

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	1,079,610

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,339,313

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured	8/12 at 100.00	AAA	1,078,490

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	1,091,100

	Housing/Multifamily - 4.3%

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	AAA	1,240,482

2,875	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/09 at 102.00	N/R	2,807,380

1,000	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured	1/08 at 102.00	AAA	1,076,600

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA-	511,660

	Housing/Single Family - 0.5%

650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 84, 5.550%, 12/01/31 (Alternative Minimum Tax)	6/10 at 100.00	AA	655,863

	Industrials - 0.3%

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	430,076

	Long-Term Care - 6.6%

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 - RAAI Insured	9/09 at 102.00	AA	1,954,340

885	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 - MBIA Insured	7/05 at 100.00	AAA	886,903

	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, TNG Draper Place Project, Series 1998:
280	5.400%, 8/20/12 (Alternative Minimum Tax)	8/08 at 105.00	AA	287,616
2,490	6.450%, 8/20/39 (Alternative Minimum Tax)	8/08 at 105.00	AA	2,766,091

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	6/09 at 102.00	AAA	2,135,160

595	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)	2/06 at 102.00	AAA	615,367

	Tax Obligation/General - 18.9%

1,085	Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 11/15/17 - FSA Insured	11/15 at 101.00	AAA	1,214,256

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 - AMBAC Insured	5/15 at 100.00	Aaa	553,720

1,160	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 - MBIA Insured	11/13 at 100.00	Aaa	1,258,043

1,000	Boston, Massachusetts, General Obligation Bonds, Series 2001B, 5.000%, 8/01/15	8/11 at 100.00	Aa1	1,081,470

1,500	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aa1	1,656,720

1,090	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/17	4/10 at 101.00	Aaa	1,201,333

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	BBB	1,074,880

1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 - FSA Insured	2/13 at 101.00	AAA	1,085,560

1,145	Falmouth, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 2/01/19	2/12 at 101.00	AA+	1,250,008

545	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured	2/11 at 100.00	Aaa	580,894

745	Lowell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 12/15/18 - MBIA Insured	12/15 at 100.00	Aaa	825,788

1,335	Marlborough, Massachusetts, General Obligation Bonds, Series 1999, 5.125%, 6/15/19 - FGIC Insured	6/09 at 101.00	Aaa	1,439,410

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AAA	3,206,825

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.500%, 8/01/19	No Opt. Call	AA	1,465,300

1,490	Northbridge, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 2/15/18 - AMBAC Insured	2/12 at 101.00	AAA	1,658,743

1,000	Randolph, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 9/01/13 - AMBAC Insured	No Opt. Call	AAA	1,114,590

1,000	Reading, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 3/15/15 - MBIA Insured	3/14 at 100.00	AAA	1,104,390

1,415	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/23 - MBIA Insured	1/13 at 100.00	AAA	1,564,396

	Westfield, Massachusetts, General Obligation Bonds, Series 2004:

695	5.000%, 8/01/18 - AMBAC Insured	8/14 at 100.50	AAA	764,583

690	5.000%, 8/01/19 - AMBAC Insured	8/14 at 100.50	AAA	756,275

	Tax Obligation/Limited - 7.2%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured	5/13 at 100.00	AAA	716,999

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured	5/14 at 100.00	AAA	422,990

770	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	884,822

1,125	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/23 - XLCA Insured	No Opt. Call	AAA	1,309,646

550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	596,690

1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured	1/14 at 100.00	AAA	1,637,880

2,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	2,207,020

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	1,784,220

	Transportation - 6.5%

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	4,125,233

2,300	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 - AMBAC Insured	7/15 at 100.00	AAA	2,482,298

1,950	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	1,975,565

	U.S. Guaranteed *** - 13.4%

600	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1997D, 5.000%, 3/01/27 (Pre-refunded to 3/01/07)	3/07 at 101.00	AA***	627,288

250	Massachusetts Bay Transportation Authority, Certificates of Participation, Series 1988, 7.800%, 1/15/14 (Pre-refunded to 12/22/06)	12/06 at 100.00	AA-***	268,463

1,860	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/22 (Pre-refunded to 1/01/13)	1/13 at 100.00	AA***	2,042,410

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24 (Pre-refunded to 8/01/14)	8/14 at 100.00	AA***	1,379,175

2,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 1999B, 6.625%, 7/01/20 (Pre-refunded to 1/01/10)	1/10 at 101.00	Aaa	2,324,280

1,960	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded to 8/01/10)	8/10 at 100.00	AAA	2,061,116

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity National Health System - Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded to 7/01/06)	7/06 at 100.00	Aaa	709,422

1,285	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Refunding Bonds, Youville Hospital, Series 1997A, 6.250%, 2/15/41 (Pre-refunded to 2/15/07)	2/07 at 102.00	Aa2***	1,380,193

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded to 7/01/10)	7/10 at 101.00	N/R***	3,477,000

535	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13	7/05 at 100.00	AAA	758,143

1,500	Massachusetts Industrial Finance Agency, Healthcare Facilities Revenue Bonds, Jewish Geriatric Services Inc. Obligated Group, Series 1997B, 5.500%, 5/15/27 (Pre-refunded to 5/15/07)	5/07 at 102.00	N/R***	1,593,810

1,000	Massachusetts, Special Obligation Revenue Refunding Bonds, Series 2002A, 5.375%, 6/01/19 (Pre-refunded to 6/01/12) - FGIC Insured	6/12 at 100.00	AAA	1,117,620

	Utilities - 2.6%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 - MBIA Insured	1/12 at 101.00	AAA	1,107,950

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,028,010

1,240	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC Insured	7/15 at 100.00	AAA	1,329,776

	Water and Sewer - 7.2%

2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25	11/14 at 100.00	AA	2,146,660

1,750	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/29 - MBIA Insured	8/17 at 100.00	AAA	1,890,016

1,500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	8/12 at 100.00	AAA	1,639,184

1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%, 8/01/22	8/13 at 100.00	AAA	1,621,020

2,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10, 5.000%, 8/01/26	8/14 at 100.00	AAA	2,138,640
$118,095	Total Long-Term Investments (cost $121,099,798) - 97.2%			128,259,667

	Short-Term Investments - 1.0%

1,300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 2.850%, 12/01/15 - MBIA Insured †		VMIG-1	1,300,000
$1,300	Total Short-Term Investments (cost $1,300,000)			1,300,000

	Total Investments (cost $122,399,798) - 98.2%			129,559,667

	Other Assets Less Liabilities - 1.8%			2,353,575

	Net Assets - 100%			$131,913,242

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***     Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

†       Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $122,341,247.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$7,314,006
	Depreciation			(95,586)

	Net unrealized appreciation of investments			$7,218,420

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 11.0%

$1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	$1,879,428

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts - Worcester Campus, Series 2002C, 5.500%, 10/01/18 - MBIA Insured	10/12 at 100.00	AAA	1,123,160

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 - FGIC Insured	10/14 at 100.00	AAA	1,100,190

1,000	Massachusetts Industrial Finance Agency, Revenue Bonds, College of the Holy Cross, Series 1996, 5.500%, 3/01/20 - MBIA Insured	3/06 at 102.00	AAA	1,036,920

420	Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College, Series 1995A, 5.800%, 10/01/10 - MBIA Insured	10/05 at 102.00	AAA	432,440

1,970	Massachusetts Industrial Finance Agency, Revenue Bonds, Western New England College, Series 1998, 5.000%, 7/01/28 - AMBAC Insured	7/08 at 102.00	AAA	2,073,898

2,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/18 - AMBAC Insured	11/14 at 100.00	AAA	2,249,860
	Healthcare - 12.1%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 - MBIA Insured	8/12 at 100.00	AAA	2,162,920

1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 1993B, 5.625%, 7/01/15 - MBIA Insured	7/05 at 100.00	AAA	1,726,401

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 1996E, 6.000%, 7/01/26 - FSA Insured	7/06 at 102.00	AAA	1,049,040

20	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1989G-2, 7.200%, 7/01/09 - MBIA Insured	7/05 at 100.00	AAA	20,065

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 - FGIC Insured	5/12 at 100.00	AAA	659,778

1,705	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 - MBIA Insured	7/08 at 102.00	AAA	1,790,079

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 - FSA Insured	8/12 at 100.00	AAA	1,078,490

2,290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	7/05 at 102.00	AAA	2,341,937
	Housing/Multifamily - 11.1%

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord Assisted Living Inc., Series 2000A, 6.900%, 10/20/41	10/11 at 105.00	AAA	2,825,850

2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	2,797,950

850	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured	6/08 at 101.00	AAA	864,476

640	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 - MBIA Insured	1/08 at 102.00	AAA	689,024

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,754,349
	Long-Term Care - 3.8%

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	12/07 at 102.00	AAA	3,383,617
	Tax Obligation/General - 29.7%

585	Brookline, Massachusetts, General Obligation Bonds, Series 2000, 5.375%, 4/01/18	4/10 at 101.00	Aaa	644,752

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 - FSA Insured	2/13 at 101.00	AAA	1,687,413

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	1,400,557

1,000	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 - AMBAC Insured	2/11 at 100.00	Aaa	1,065,860

1,000	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1998A, 5.000%, 3/01/18 - MBIA Insured	3/08 at 101.00	AAA	1,051,670

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 - MBIA Insured	No Opt. Call	AAA	3,538,980

1,500	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 - MBIA Insured	No Opt. Call	AAA	1,650,630

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 - MBIA Insured	9/12 at 101.00	Aaa	1,364,025

190	Northfield, Massachusetts, General Obligation Bonds, Series 1992, 6.350%, 10/15/09 - MBIA Insured	10/05 at 100.00	AAA	192,538

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 - AMBAC Insured	No Opt. Call	AAA	1,464,710

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 - AMBAC Insured	6/12 at 101.00	Aaa	1,384,451

1,770	Reading, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 3/15/16 - MBIA Insured	3/14 at 100.00	AAA	1,943,301

2,575	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2000, 5.000%, 8/15/19 - FSA Insured	8/10 at 101.00	Aaa	2,802,450

220	Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 - MBIA Insured	9/05 at 101.00	AAA	225,126

2,200	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 5.955%, 7/01/19 - FSA Insured	No Opt. Call	AAA	3,287,108

2,225	Worcester, Massachusetts, General Obligation Bonds, Series 2000, 5.250%, 8/15/20 - FGIC Insured	8/10 at 101.00	AAA	2,427,297

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 - FGIC Insured	8/11 at 100.00	AAA	608,193
	Tax Obligation/Limited - 9.9%

2,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32	7/12 at 100.00	AAA	2,097,700

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/17 - XLCA Insured	No Opt. Call	AAA	1,147,200

1,160	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/17 - MBIA Insured	5/14 at 100.00	AAA	1,267,625

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 – FGIC Insured	1/14 at 100.00	AAA	2,199,100

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 - MBIA Insured	7/14 at 100.00	AAA	2,198,160
	Transportation - 5.5%

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 - MBIA Insured	7/13 at 100.00	AAA	1,087,890

1,630	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 - AMBAC Insured	7/15 at 100.00	AAA	1,759,194

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured	1/07 at 102.00	AAA	2,054,320
	U.S. Guaranteed *** - 8.6%

2,500	Amherst-Pelham Regional School District, Massachusetts, General Obligation Bonds, Series 1998, 5.125%, 5/15/18 (Pre-refunded to 5/15/08) - AMBAC Insured	5/08 at 101.00	Aaa	2,679,750

850	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 - AMBAC Insured	7/05 at 100.00	AAA	911,336

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/17 (Pre-refunded to 3/01/12) - FSA Insured	3/12 at 100.00	AAA	1,122,320

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured	7/21 at 100.00	AAA	331,418

2,450	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/15 (Pre-refunded to 8/01/13) - MBIA Insured	8/13 at 100.00	AAA	2,701,297
	Utilities - 3.8%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 - MBIA Insured	1/12 at 101.00	AAA	1,661,925

1,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA	1,728,271
	Water and Sewer - 2.5%

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured	No Opt. Call	AAA	1,149,950

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,074,320

$80,155	Total Long-Term Investments (cost $82,812,750) - 98.0%			87,950,709
	Short-Term Investments - 0.6%

500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 2.850%, 12/01/15 - MBIA Insured †		VMIG-1	500,000

$500	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $83,312,750) - 98.6%			88,450,709

	Other Assets Less Liabilities - 1.4%			1,256,987

	Net Assets - 100%			$89,707,696

	Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

†      Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $83,205,783.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:

	Appreciation			$5,261,046

	Depreciation			(16,120)

	Net unrealized appreciation of investments			$5,244,926

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.2%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$140	5.000%, 1/01/32	1/15 at 100.00	Baa3	$139,790
140	5.125%, 1/01/37	1/15 at 100.00	Baa3	140,414
	Consumer Staples - 4.2%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
4,630	5.750%, 6/01/32	6/12 at 100.00	BBB	4,687,134
1,000	6.000%, 6/01/37	6/12 at 100.00	BBB	1,019,140

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
710	6.125%, 6/01/24	6/13 at 100.00	BBB	740,040
750	6.375%, 6/01/32	6/13 at 100.00	BBB	788,798
	Education and Civic Organizations - 9.3%

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27	9/12 at 101.00	N/R	2,663,025

1,000	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 - FGIC Insured	1/09 at 101.00	AAA	1,046,870

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24- AMBAC Insured	6/15 at 100.00	AAA	404,216

825	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18	No Opt. Call	N/R	980,818

410	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series 1976D, 6.750%, 7/01/08	7/05 at 100.00	A-	411,246

410	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	7/05 at 100.00	Baa1	410,525

1,025	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D, 5.000%, 7/01/25 - AMBAC Insured	7/11 at 100.00	AAA	1,085,506

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 - ACA Insured	7/13 at 100.00	A	2,575,050

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 - FGIC Insured	7/13 at 100.00	AAA	547,545

560	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 - MBIA Insured	7/14 at 100.00	AAA	612,254

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
930	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	1,011,412
425	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	460,908
1,030	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	1,083,715
815	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	818,765

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23—RAAI Insured	7/14 at 100.00	AA	319,136

20	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class Loan Program, Series 1992A, 6.000%, 1/01/06 (Alternative Minimum Tax)	7/05 at 100.00	A+	20,039

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,602,795
	Financials - 0.6%

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	1,092,350
	Healthcare - 12.2%

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	373,807

500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth Hospital Obligated Group, Series 1997, 6.000%, 7/01/27	7/07 at 102.00	BBB-	523,595

1,200	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Holy Name Hospital, Series 1997, 5.250%, 7/01/20 - AMBAC Insured	7/07 at 102.00	AAA	1,266,120

4,375	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 - AMBAC Insured	8/11 at 100.00	AAA	4,650,581

265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001, 5.625%, 7/01/31	7/11 at 100.00	A2	284,562

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured	1/12 at 100.00	AA	1,787,412

1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2002, 5.875%, 7/01/21	7/12 at 100.00	Baa1	1,360,325

1,125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,159,335

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, AHS Hospital Corporation, Series 1997A, 5.000%, 7/01/27 - AMBAC Insured	7/07 at 102.00	AAA	1,047,740

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30	7/10 at 101.00	BBB-	578,524

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Bayonne Hospital Obligated Group, Series 1994:
215	6.400%, 7/01/07 - FSA Insured	7/05 at 101.00	AAA	219,893
175	6.250%, 7/01/12 - FSA Insured	7/05 at 101.00	AAA	178,962

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A	2,169,520

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 - FSA Insured	1/09 at 101.00	AAA	1,619,055

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	BBB+	1,666,305

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 - RAAI Insured	7/14 at 100.00	AA	914,713

300	New Jersey Economic Development Authority, Revenue Bonds, RWJ Health Corporation at Hamilton Obligated Group, Series 1994, 6.250%, 7/01/14 - FSA Insured	7/05 at 101.00	AAA	306,792

1000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	7/05 at 102.00	AAA	1,022,680
	Housing/Multifamily - 3.4%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,015,900

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 (Alternative Minimum Tax) - FSA Insured	3/10 at 100.00	AAA	1,586,685

630	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 - FSA Insured	8/10 at 100.00	AAA	665,305

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1996A, 6.200%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured	5/06 at 102.00	AAA	1,549,395

1,015	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/09 at 102.00	Aaa	1,091,795
	Housing/Single Family - 3.0%

4,000	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	4,161,280

800	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured	10/10 at 100.00	AAA	806,944

205	Virgin Islands Housing Finance Corporation, Single Family Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/05 at 102.00	AAA	208,954
	Long-Term Care - 6.5%

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/08 at 102.00	BB+	1,425,060

5,100	New Jersey Economic Development Authority, Revenue Bonds, Jewish Community Housing Corporation of Metropolitan New Jersey, Series 1999, 5.900%, 12/01/31	12/09 at 101.00	Aa3	5,552,880

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 - RAAI Insured	7/11 at 100.00	AA	1,050,630
1,350	5.200%, 7/01/31 - RAAI Insured	7/11 at 100.00	AA	1,416,879

1,300	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 - ACA Insured	7/08 at 102.00	A	1,363,882

375	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	400,403
	Materials - 0.2%

250	Union County Pollution Control Financing Authority, New Jersey, Revenue Refunding Bonds, American Cyanamid Company, Series 1994, 5.800%, 9/01/09	No Opt. Call	Baa1	268,410
	Tax Obligation/General - 6.2%

1,445	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 - FGIC Insured	1/11 at 100.00	AAA	1,551,872

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA-	573,595

3,500	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds, Series 2001, 5.000%, 8/01/22 - FSA Insured	8/10 at 100.00	AAA	3,720,500

480	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	547,080

165	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Series 1992, 0.000%, 4/01/07	No Opt. Call	AA	155,994

250	Union City, Hudson County, New Jersey, General Obligation School Purpose Bonds, Series 1992, 6.375%, 11/01/10 - FSA Insured	No Opt. Call	AAA	290,867

1,000	Washington Township Board of Education, Gloucester County, New Jersey, General Obligation Bonds, Series 2004, 5.000%, 2/01/15 - MBIA Insured	2/13 at 100.00	Aaa	1,095,120

2,550	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/16 - FSA Insured	No Opt. Call	Aaa	2,832,158
	Tax Obligation/Limited - 25.3%

1,005	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2003, 5.000%, 8/15/15	8/13 at 100.00	AA	1,096,676

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 - MBIA Insured	12/13 at 100.00	AAA	1,089,580
695	5.000%, 12/01/21 - MBIA Insured	12/13 at 100.00	AAA	753,992

1,550	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured	10/13 at 100.00	Aaa	1,644,736

450	Essex County Improvement Authority, New Jersey, Guaranteed Pooled Revenue Bonds, Series 1992A, 6.500%, 12/01/12	6/05 at 100.00	Baa2	450,904

3,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured	No Opt. Call	Aaa	3,320,580

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003A:
750	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	830,535
1,225	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	1,334,331
1,625	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	1,762,345

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 - AMBAC Insured	4/15 at 100.00	AAA	423,677
920	5.000%, 4/01/35 - AMBAC Insured	4/15 at 100.00	AAA	978,356

505	Little Ferry Board of Education, Bergen County, New Jersey, Certificates of Participation, Series 1994, 6.300%, 1/15/08	No Opt. Call	N/R	518,953

3,000	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 - MBIA Insured	8/11 at 100.00	AAA	3,185,940

3,025	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue Bonds, Series 1999, 5.250%, 9/15/15	9/09 at 100.00	AAA	3,255,808

1,280	New Jersey Economic Development Authority, Lease Revenue Bonds, Bergen County Administration Complex, Series 1998, 4.750%, 11/15/26 - MBIA Insured	11/08 at 101.00	Aaa	1,311,155

700	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.000%, 9/01/17 - AMBAC Insured	9/15 at 100.00	AAA	772,289

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	2,922,296

1,560	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34	6/14 at 100.00	BBB	1,671,743

1,700	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.250%, 12/15/14 - FGIC Insured	No Opt. Call	AAA	1,930,180

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured	9/12 at 100.00	AAA	1,106,090

1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%, 12/15/13 - FGIC Insured	No Opt. Call	AAA	1,464,398

1,910	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/13 - MBIA Insured	No Opt. Call	AAA	2,151,539

170	Puerto Rico Aqueduct and Sewerage Authority, Revenue Refunding Bonds, Series 1995, 5.000%, 7/01/15	7/06 at 101.50	BBB	174,515

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured	No Opt. Call	AAA	4,580,480

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	6/08 at 102.00	AA+	5,136,450
	Transportation - 14.1%

1,335	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%, 1/01/26 - MBIA Insured	1/15 at 100.00	AAA	1,437,608

2,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project, Series 1998B, 5.000%, 1/01/26 - MBIA Insured	1/08 at 101.00	AAA	2,241,547

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured	1/10 at 100.00	AAA	3,846,255

1,330	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 (WI, settling 6/09/05) - FSA Insured	1/15 at 100.00	AAA	1,418,059

3,400	New Jersey Turnpike Authority, Revenue Bonds, Residual Interest, Series 835, Series 2003A, 8.470%, 1/01/19 (IF) - FGIC Insured	7/13 at 100.00	Aaa	4,267,000

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
50	6.500%, 1/01/16	No Opt. Call	A	60,237
650	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	791,837

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured	1/14 at 100.00	AAA	411,184

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series 1997, 5.375%, 7/15/22	1/07 at 101.00	AA-	1,041,150

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,125	6.250%, 12/01/08 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	2,324,878
1,000	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,200,050
2,000	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	2,151,760
3,125	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	3,304,594
	U.S. Guaranteed *** - 11.3%

1,865	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	1,980,406

1,680	Lafayette Yard Community Development Corporation, Trenton, New Jersey, Revenue Bonds, Hotel and Conference Center Project, Series 2000, 6.000%, 4/01/29 (Pre-refunded to 4/01/10) - MBIA Insured	4/10 at 101.00	Aaa	1,915,990

625	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Hospital, Series 1979A, 8.750%, 7/01/09	No Opt. Call	AAA	684,988

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A, 5.250%, 6/15/19 (Pre-refunded to 6/15/11) - AMBAC Insured	6/11 at 100.00	AAA	556,220

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C:
1,500	5.000%, 6/15/15 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	1,661,865
1,750	5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	1,938,843

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F, 5.250%, 6/15/21 (Pre-refunded to 6/15/13) - FGIC Insured	6/13 at 100.00	AAA	1,129,080

1,350	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G, 5.000%, 9/01/17 (Pre-refunded to 9/01/13) - MBIA Insured	9/13 at 100.00	AAA	1,502,334

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
1,000	5.500%, 6/15/17 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	1,146,540
1,000	5.500%, 6/15/18 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	1,146,540

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
600	6.500%, 1/01/16	No Opt. Call	AAA	726,636
5	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	6,055
10	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	12,111
115	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	139,272

615	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	680,491

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA	4,302,207
	Utilities - 1.2%

525	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10	6/05 at 100.00	B2	524,984

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1	1,332,063

200	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	210,874
	Water and Sewer - 1.2%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 - XLCA Insured	4/13 at 100.00	Aaa	1,485,885

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 - FGIC Insured	8/12 at 100.00	Aaa	552,510

$158,495	Total Long-Term Investments (cost $161,687,668) - 98.9%			171,122,601

	Other Assets Less Liabilities - 1.1%			1,875,078

	Net Assets - 100%			$172,997,679

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

	N/R Investment is not rated.

	(WI) Security purchased on a when-issued basis.

	(IF) Inverse floating rate security.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $161,654,113.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$9,511,589
	Depreciation			(43,101)

	Net unrealized appreciation of investments			$9,468,488

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 3.8%

$1,375	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,391,418

1,060	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20	7/10 at 101.00	BBB	1,107,573

	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000:
250	6.000%, 6/01/15	6/10 at 101.00	BBB	266,200
945	6.150%, 6/01/25	6/10 at 101.00	BBB	990,521

780	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000, 5.800%,6/01/23	6/10 at 101.00	BBB	801,840

1,110	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%,6/01/25	6/11 at 101.00	BBB	1,120,678

1,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999A, 6.500%, 7/15/27	7/09 at 101.00	BBB-	1,577,850

615	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	615,037

2,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	2,877,958

2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29	7/10 at 101.00	BBB	2,673,300
	Education and Civic Organizations - 11.7%

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 - RAAI Insured	10/10 at 100.00	AA	2,192,120

1,655	Brookhaven Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1993, 6.750%, 3/01/23	No Opt. Call	BBB-	1,656,208

1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30	7/10 at 102.00	Baa1	1,084,220

2,470	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College, Series 1992, 7.000%, 11/01/17	11/05 at 100.00	A3	2,502,752

700	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art, Series 2000, 6.000%, 7/01/22 - ACA Insured	7/10 at 101.00	A	764,456

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 - AMBAC Insured	7/12 at 100.00	AAA	1,060,220

1,685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,805,697

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, College of New Rochelle, Series 1995:
1,000	6.200%, 9/01/10	9/05 at 102.00	Baa2	1,026,190
1,000	6.300%, 9/01/15	9/05 at 102.00	Baa2	1,025,090

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) - FGIC Insured	No Opt. Call	AAA	1,397,688
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured	No Opt. Call	AAA	2,236,300

1,000	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	A2	1,105,370

1,500	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/07	No Opt. Call	AA-	1,582,500

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993B, 5.250%, 5/15/19	5/14 at 100.00	AA-	1,129,350

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 - MBIA Insured	7/08 at 101.00	AAA	1,948,679

525	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A, 5.500%, 7/01/18 - FGIC Insured	No Opt. Call	AAA	616,024

1,750	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 1999B, 5.625%, 7/01/24	7/09 at 101.00	A+	1,876,788

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999, 6.000%,7/01/24 - RAAI Insured	7/09 at 102.00	AA	1,396,975

2,700	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 - RAAI Insured	7/09 at 101.00	AA	3,004,128

1,335	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1999 Resolution, Series A-D, RITES, Series PA-781R, 9.867%, 5/15/16 (IF) - FSA Insured	5/10 at 101.00	AAA	2,078,849

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 - RAAI Insured	7/11 at 102.00	AA	741,382

3,000	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A, 5.500%, 11/01/16 - RAAI Insured	11/11 at 101.00	AA	3,271,170

3,425	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1994, 6.625%, 6/01/24	6/05 at 101.00	BBB-	3,460,826

1,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	12/06 at 102.00	BBB-	1,031,550

	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A:
255	5.300%, 8/01/08	No Opt. Call	N/R	258,799
1,000	5.750%, 8/01/28	8/08 at 102.00	N/R	1,016,190
	Healthcare - 10.8%

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	2,796,636

2,180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba3	2,194,715

745	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba3	748,099

3,300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	2/07 at 102.00	AAA	3,477,573

220	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06	7/06 at 102.00	Ba3	221,984

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 - AMBAC Insured	2/07 at 102.00	AAA	2,385,900

3,295	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 - FSA Insured	8/14 at 100.00	AAA	3,673,859

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	1,054,960

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,603,260

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23	5/13 at 100.00	A3	1,332,838

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	Ba1	1,763,074

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group, St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	Baa1	3,347,970

2,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Baa2	2,524,776

385	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22	8/05 at 100.00	AAA	387,102

895	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy Hospital, Series 1995B, 6.100%, 2/15/15	8/05 at 102.00	AA	915,003

960	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19	11/05 at 102.00	Aa1	992,726

1,020	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home Mortgage Revenue Bonds, Series 1994A, 6.200%, 2/15/21	8/05 at 101.00	AA	1,032,679

2,350	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 6.000%, 7/01/26	7/05 at 100.00	BBB-	2,352,844

1,725	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/05 at 100.00	N/R	1,723,482

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	Baa1	924,307
1,220	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,300,581

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	BB	1,027,770
	Housing/Multifamily - 4.7%

335	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/10 at 102.00	AAA	366,765

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,086,260
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,085,020

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	2,063,180

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	951,341
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	467,663

2,040	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	2,139,817

	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds, Series 1992A:
480	6.950%, 8/15/12	8/05 at 100.00	AA	487,848
180	7.000%, 8/15/22	8/05 at 100.00	AA	181,568

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	1,035,000

1,265	Tonawanda Housing Authority, New York, Housing Revenue Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%, 9/01/31	9/09 at 103.00	N/R	1,204,406

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,272,764
	Housing/Single Family - 1.3%

860	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/09 at 100.00	Aa1	882,652

1,470	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	4/10 at 100.00	Aa1	1,550,159

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	289,346

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,691,922
	Long-Term Care - 5.2%

1,320	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center Project, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,416,479

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	1,047,778

1,120	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/10 at 102.00	N/R	1,213,554

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Bishop Henry R. Hucles Nursing Home Inc., Series 1996, 6.000%, 7/01/24	7/06 at 102.00	Aa1	2,095,220

1,990	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	8/06 at 102.00	AAA	2,042,695

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 - ACA Insured	7/10 at 102.00	A	1,109,670

1,500	Dormitory Authority of the State of New York, Revenue Bonds, Concord Nursing Home Inc., Series 2000, 6.500%, 7/01/29	7/10 at 101.00	Aa3	1,655,115

300	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 - MBIA Insured	2/12 at 101.00	AAA	324,219

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32	2/13 at 102.00	AAA	1,639,031

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	271,445

5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	2/08 at 102.00	AAA	5,397,250
	Materials - 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/09 at 101.00	BBB	757,183
	Tax Obligation/General - 3.9%

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
220	5.750%, 2/01/17	2/06 at 101.50	A+	226,794
670	5.750%, 2/01/20	2/06 at 101.50	A+	690,690

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA Insured	8/14 at 100.00	AAA	5,454,450

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	1,908,971

895	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/06 at 101.50	A+	940,475

1,650	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	1,818,779

950	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,016,899

	South Orangetown Central School District, Rockland County, New York, General Obligation Bonds, Series 1990:
390	6.875%, 10/01/08	No Opt. Call	A1	436,855
390	6.875%, 10/01/09	No Opt. Call	A1	448,481

505	White Plains, New York, General Obligation Bonds, Series 2004A, 5.000%, 5/15/22	5/11 at 100.00	AA+	537,573

225	Yonkers, New York, General Obligation Bonds, School Issue, Series 1999C, 5.000%, 6/01/19 - FGIC Insured	6/09 at 101.00	AAA	241,855
	Tax Obligation/Limited - 22.0%

300	Albany Housing Authority, Albany, New York, Limited Obligation Refunding Bonds, Series 1995, 5.850%, 10/01/07	10/05 at 102.00	A3	308,403

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	841,485

3,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/22	11/13 at 100.00	AAA	3,331,290

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/11 at 102.00	Baa2	996,415
1,155	5.750%, 9/01/32	9/11 at 102.00	Baa2	1,249,306

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA-	2,146,784
4,400	5.125%, 1/01/29	7/12 at 100.00	AA-	4,626,336

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
4,400	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	4,795,868
2,000	5.000%, 11/15/30	11/12 at 100.00	AA-	2,093,000

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%,1/01/34	1/13 at 102.00	BBB	1,774,702

1,915	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 11.230%, 11/01/17 (IF)	5/10 at 101.00	Aa3	2,704,363

2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	2/13 at 100.00	AAA	2,834,814

10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured	2/07 at 102.00	AAA	10,619

1,495	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.625%, 2/15/21	2/07 at 102.00	AA-	1,578,705

1,180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA-	1,267,096

1,000	New York State Housing Finance Agency, Revenue Refunding Bonds, New York City Health Facilities, Series 1996A, 6.000%, 11/01/08	5/06 at 101.50	A+	1,040,080

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 - FSA Insured	No Opt. Call	AAA	3,534,562

10	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A, 6.375%, 9/15/15	9/05 at 102.00	AA-	10,289

55	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 1991A, 6.875%, 3/15/06	9/05 at 100.00	BBB+	56,172

3,335	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Residual Interest Certificates, Series 368, 10.840%, 4/01/16 (IF) - FGIC Insured	4/10 at 100.00	Aaa	4,521,493

1,535	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/18 - FSA Insured	4/12 at 100.00	AAA	1,694,471

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23 - MBIA Insured	4/13 at 100.00	AAA	1,652,490

2,170	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004, 5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,351,021

1,000	New York State Urban Development Corporation, Special Project Revenue Refunding Bonds, Onondaga County Convention Center, Series 1995, 6.250%, 1/01/20	1/06 at 102.00	AA-	1,037,890

3,500	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	3,851,190

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,127,990

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,900	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	4,206,891
1,930	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,078,745

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,755	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	3,005,540
4,945	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	5,376,995

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA-	3,310,890

1,205	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	1,332,296

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
880	5.250%, 7/01/23	1/08 at 100.00	A3	916,036
750	5.250%, 7/01/24	1/08 at 100.00	A3	780,713

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,10/01/24	10/10 at 101.00	BBB	1,424,938

	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties - Yonkers Inc. Project, Series 2001A:
1,000	6.250%, 2/01/16	2/11 at 100.00	BBB-	1,096,280
1,960	6.625%, 2/01/26	2/11 at 100.00	BBB-	2,125,875
	Transportation - 5.8%

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	1,692,720
1,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	1,082,610

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured	No Opt. Call	AAA	1,678,830

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	Ba2	440,065

750	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	801,487

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	4/09 at 101.00	AAA	1,075,170

1,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	1,586,205

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	194,040

1,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19	1/12 at 100.00	Aa2	1,590,915

5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, ROLS II-R, Series 194, 9.544%, 11/15/19 (IF)	11/12 at 100.00	AA-	6,683,300

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	925,330
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,524,112
	U.S. Guaranteed *** - 11.7%

2,000	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 - AMBAC Insured	7/07 at 102.00	AAA	2,100,660

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
1,000	5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,137,840
2,000	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	2,236,180

1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16 (Pre-refunded to 11/15/10) - MBIA Insured	11/10 at 100.00	AAA	1,133,390

1,830	New York City, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/20 (Pre-refunded to 2/01/06)	2/06 at 101.50	A+***	1,892,989

855	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11 (Pre-refunded to 11/01/06)	11/06 at 101.50	A+***	903,350

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14	10/05 at 114.14	Baa1***	314,255

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1997A:
965	5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured	2/07 at 102.00	AAA	1,029,356
25	5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured	2/07 at 102.00	AAA	26,685

1,005	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.625%, 2/15/21 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	1,069,953

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1999 Resolution, Series A-D, RITES, Series PA-781R:
835	9.867%, 5/15/14 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	1,168,616
500	9.867%, 5/15/16 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	699,770
670	9.867%, 5/15/17 (IF) (Pre-refunded to 5/15/10) - FSA Insured	5/10 at 101.00	AAA	937,692

200	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11	No Opt. Call	AAA	237,150

	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A:
1,785	6.375%, 9/15/15 (Pre-refunded to 9/15/07)	9/07 at 100.00	AAA	1,921,517
205	6.375%, 9/15/15 (Pre-refunded to 9/15/05)	9/05 at 102.00	AA-***	211,181

1,200	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A, 5.375%, 3/15/22 (Pre-refunded to 3/15/13)	3/13 at 100.00	AA***	1,362,936

5,745	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, DRIVERS, Series 145, 10.740%, 10/01/08 (IF) - AMBAC Insured	No Opt. Call	AAA	8,007,036

3,000	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2001, 5.250%, 4/01/17 (Pre-refunded to 4/01/11)	4/11 at 100.00	AA-***	3,327,300

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002A:
1,500	5.375%, 3/15/18 (Pre-refunded to 3/15/12)	3/12 at 100.00	AA***	1,691,445
3,500	5.125%, 3/15/27 (Pre-refunded to 3/15/12)	3/12 at 100.00	AA***	3,893,820

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded to 3/15/13)	3/13 at 100.00	AA***	2,220,580

2,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 1998, 5.375%, 6/15/28 (Pre-refunded to 6/15/08) - MBIA Insured	6/08 at 101.00	AAA	2,163,660

1,420	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded to 6/15/09)	6/09 at 101.00	BBB-***	1,619,368
	Utilities - 11.1%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
3,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	3,167,370
1,000	5.250%, 12/01/26	6/08 at 101.00	A-	1,056,530
1,000	5.250%, 12/01/26 - AMBAC Insured	6/08 at 101.00	AAA	1,059,610

2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 - FSA Insured	No Opt. Call	AAA	1,270,011

2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.375%, 9/01/25	9/11 at 100.00	A-	2,173,420

1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L, 5.375%, 5/01/33	5/11 at 100.00	A-	1,061,060

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured	9/13 at 100.00	AAA	5,437,850

3,950	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)	10/08 at 102.00	BBB-	3,910,579

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA Insured	3/08 at 101.50	AAA	3,566,150

2,435	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1987A, 6.150%, 7/01/26 (Alternative Minimum Tax) (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 102.00	AAA	2,489,861

1,545	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds, Consolidated Edison Company Inc., Series 1995A, 6.100%, 8/15/20 (Pre-refunded to 7/01/05) - AMBAC Insured	7/05 at 102.00	AAA	1,579,932

3,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,220,110

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative Minimum Tax) (Mandatory put 11/15/12)	11/11 at 101.00	BBB	1,619,595

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa3	215,478

1,250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC Insured	7/15 at 100.00	AAA	1,340,500

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,800	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,786,064
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	3,933,480
	Water and Sewer - 4.2%

	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001:
850	5.150%, 8/01/22	8/11 at 101.00	AA	911,345
2,250	5.250%, 8/01/36	8/11 at 101.00	AA	2,400,278

275	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured	6/09 at 101.00	AAA	297,501

3,015	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2001A, 5.500%, 6/15/33	6/10 at 101.00	AA+	3,287,405

2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2003A, 5.375%, 6/15/19	6/12 at 100.00	AA+	2,472,260

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,459,960

1,000	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2003A, 5.500%, 7/15/24 - MBIA Insured	7/06 at 100.00	AAA	1,027,240
$312,345	Total Long-Term Investments (cost $315,518,577) - 96.4%			338,338,341
	Short-Term Investments - 1.5%

2,000	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series 2002A-7, 2.850%, 11/01/24 - AMBAC Insured †		A-1+	2,000,000

3,150	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 2.850%, 12/01/15 - MBIA Insured †		A-1	3,150,000
$5,150	Total Short-Term Investments (cost $5,150,000)			5,150,000

	Total Investments (cost $320,668,577) - 97.9%			343,488,341

	Other Assets Less Liabilities - 2.1%			7,194,600

	Net Assets - 100%			$350,682,941

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***   Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

	N/R Investment is not rated.

	(IF) Inverse floating rate security.

†     Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $320,419,443.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$23,487,119
	Depreciation			(418,221)

	Net unrealized appreciation of investments			$23,068,898

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

May 31, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 8.0%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 - MBIA Insured	8/08 at 102.00	Aaa	$1,055,400

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 - AMBAC Insured	8/10 at 102.00	AAA	3,465,286

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 - AMBAC Insured	8/12 at 101.00	AAA	1,200,787

1,750	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured	4/07 at 101.00	AAA	1,839,933

1,145	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Anti-Defamation League Foundation, Series 1997A, 5.600%, 6/01/17 - MBIA Insured	6/07 at 102.00	Aaa	1,224,990

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured	No Opt. Call	AAA	1,118,150

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 - MBIA Insured	No Opt. Call	AAA	4,651,680

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1998, 5.000%, 7/01/21 - AMBAC Insured	7/08 at 101.00	Aaa	3,160,020

735	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A, 5.500%, 7/01/18 - FGIC Insured	No Opt. Call	AAA	862,434

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 5.125%, 7/01/25 - MBIA Insured	7/10 at 101.00	AAA	4,390,901

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2000, 6.000%, 7/01/29 (Pre-refunded to 7/01/10) - MBIA Insured	7/10 at 101.00	AAA	1,146,740

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 - MBIA Insured	7/11 at 101.00	AAA	1,082,620

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured	No Opt. Call	AAA	1,221,750

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 - AMBAC Insured	7/11 at 100.00	AAA	1,044,980

1,490	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 - FGIC Insured	7/12 at 100.00	AAA	1,586,746
	Healthcare - 15.7%

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	2,193,440
1,750	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,919,260

6,510	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, St. Vincent’s Hospital and Medical Center, Series 1995, 5.800%, 8/01/25 - AMBAC Insured	8/05 at 102.00	AAA	6,651,723

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured	8/05 at 104.00	AAA	3,475,802

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 - MBIA Insured	2/08 at 101.50	AAA	2,622,725

4,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United Health Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured	2/08 at 102.00	AAA	4,276,960

6,115	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured	2/08 at 101.00	AAA	6,231,185

3,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured	11/08 at 101.00	AAA	3,173,280

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured	2/15 at 100.00	AAA	2,032,603

2,470	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 - FSA Insured	8/14 at 100.00	AAA	2,754,001

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,144,900

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured	8/09 at 101.00	AAA	2,124,200

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,7/01/22 - MBIA Insured	7/09 at 101.00	AAA	3,390,406

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 - MBIA Insured	7/09 at 101.00	AAA	2,445,659

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series 199A, 5.750%, 7/01/19 - AMBAC Insured	7/09 at 101.00	AAA	1,103,820

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 - AMBAC Insured	7/11 at 101.00	AAA	5,384,900

2,890	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Montefiore Medical Center, Series 1995A, 5.750%, 2/15/15 - AMBAC Insured	8/05 at 102.00	AAA	2,952,655

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 - AMBAC Insured	8/12 at 100.00	AAA	2,033,443
	Housing/Multifamily - 3.6%

2,906	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured	6/05 at 105.00	AAA	3,056,514

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
5,005	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	5,266,161
4,525	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	4,746,408
	Long-Term Care - 3.2%

4,250	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s Meadows Project, Series 1997A, 5.700%, 8/01/27 - MBIA Insured	8/07 at 102.00	AAA	4,546,778

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, United Cerebral Palsy Association of Westchester County Inc., Series 1992, 6.200%, 7/01/12 (Pre-refunded to 7/01/05) MBIA Insured	7/05 at 100.00	AAA	1,028,500

2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 - MBIA Insured	8/10 at 101.00	AAA	2,189,280

3,665	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured	8/11 at 101.00	AAA	3,884,900
	Tax Obligation/General - 13.5%

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,000	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,111,650
1,000	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,108,640
1,000	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,104,360
1,000	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,101,510

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:
385	6.500%, 6/01/09 - AMBAC Insured	No Opt. Call	AAA	436,136
395	6.500%, 6/01/10 - AMBAC Insured	No Opt. Call	AAA	457,951
395	6.500%, 6/01/11 - AMBAC Insured	No Opt. Call	AAA	466,452

2,295	Harborsfield Central School District, Suffolk County, New York, General Obligation Bonds, Series 2001, 5.000%, 6/01/19 - FSA Insured	6/11 at 100.00	Aaa	2,492,531

475	Middle Country Central School District, Suffolk County, New York, General Obligation Bonds, Series 1991A, 6.900%, 12/15/08 - AMBAC Insured	No Opt. Call	AAA	536,446

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 - FGIC Insured	3/12 at 100.00	AAA	2,439,248

2,000	Monroe Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 - FGIC Insured	5/14 at 100.00	AAA	2,023,020

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 - AMBAC Insured	No Opt. Call	AAA	607,035
1,035	6.200%, 2/15/16 - AMBAC Insured	No Opt. Call	AAA	1,263,694

1,000	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B, 5.250%, 6/01/23 - AMBAC Insured	6/09 at 102.00	AAA	1,086,120

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 - FSA Insured	8/05 at 100.00	AAA	60,170

	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
3,000	5.250%, 8/01/15 - MBIA Insured	8/10 at 101.00	AAA	3,286,770
2,000	5.000%, 8/01/16 - FGIC Insured	8/10 at 101.00	AAA	2,161,340

2,460	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.250%, 11/01/15 - MBIA Insured	11/11 at 101.00	AAA	2,726,910

4,250	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA Insured	8/14 at 100.00	AAA	4,636,283

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA Insured	No Opt. Call	AAA	3,353,880

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,100	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,219,779
2,030	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,260,709

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
2,500	5.000%, 6/01/17 (WI, settling 6/02/05) - FSA Insured	6/15 at 100.00	AAA	2,744,375
2,500	5.000%, 6/01/18 (WI, settling 6/02/05) - FSA Insured	6/15 at 100.00	AAA	2,733,500

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 (WI, settling 6/02/05) - MBIA Insured	8/15 at 100.00	AAA	1,094,620

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 - FGIC Insured	No Opt. Call	AAA	1,834,730

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 - AMBAC Insured	No Opt. Call	AAA	1,173,475
960	6.700%, 2/15/14 - AMBAC Insured	No Opt. Call	AAA	1,189,574
960	6.700%, 2/15/15 - AMBAC Insured	No Opt. Call	AAA	1,204,579

	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991:
550	6.850%, 6/15/09 - FGIC Insured	No Opt. Call	AAA	628,892
550	6.850%, 6/15/10 - FGIC Insured	No Opt. Call	AAA	644,237
	Tax Obligation/Limited - 22.4%

1,215	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/19 (WI, settling 6/02/05) - MBIA Insured	9/15 at 100.00	AAA	1,325,346

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 - FSA Insured	5/12 at 100.00	AAA	1,135,480

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 - FSA Insured	5/14 at 100.00	AAA	1,264,945

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	2,217,200
1,350	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	1,441,098

5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,11/15/25 - FSA Insured	11/12 at 100.00	AAA	5,449,850

1,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 - MBIA Insured	11/11 at 101.00	AAA	1,790,831

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
2,000	5.250%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	2,185,580
1,700	5.250%, 8/01/22 - AMBAC Insured	8/12 at 100.00	AAA	1,857,743

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured	2/13 at 100.00	AAA	2,158,080

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 - MBIA Insured	2/13 at 100.00	AAA	1,463,652

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured	8/14 at 100.00	AAA	1,068,770

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D:
745	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	824,663
1,370	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	1,521,358

220	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2000D, 5.250%, 8/15/30 - FSA Insured	8/10 at 100.00	AAA	235,785

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 - FGIC Insured	7/14 at 100.00	AAA	2,612,006

245	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 - FSA Insured	8/09 at 101.00	AAA	262,841

2,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,4/01/16 - FSA Insured	No Opt. Call	AAA	2,262,120

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 - AMBAC Insured	5/11 at 100.00	AAA	1,271,872
1,250	5.250%, 5/15/26 - AMBAC Insured	5/11 at 100.00	AAA	1,341,638

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
6,275	5.250%, 10/01/23 - MBIA Insured	10/12 at 100.00	AAA	6,877,463
875	5.000%, 10/01/30 - MBIA Insured	10/12 at 100.00	AAA	921,279

2,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%, 4/01/20 - AMBAC Insured	4/12 at 100.00	AAA	2,128,280

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A:
2,000	5.250%, 4/01/18 - FSA Insured	4/12 at 100.00	AAA	2,207,780
1,000	5.250%, 4/01/19 - FSA Insured	4/12 at 100.00	AAA	1,103,890

1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2003A, 5.250%, 4/01/23 - MBIA Insured	4/13 at 100.00	AAA	1,652,490

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
1,000	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,083,420
1,000	5.000%, 4/01/23 - MBIA Insured	4/14 at 100.00	AAA	1,074,900

1,900	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250% 4/01/12 - AMBAC Insured	No Opt. Call	AAA	2,124,922

1,200	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,3/15/24 - AMBAC Insured	9/14 at 100.00	AAA	1,290,828

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 - FSA Insured	6/15 at 100.00	AAA	717,431

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 - FSA Insured	No Opt. Call	AAA	1,770,190
4,000	5.500%, 7/01/18 - FSA Insured	No Opt. Call	AAA	4,743,560

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,622,910
1,670	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,801,412
1,225	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,319,411
4,020	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	4,310,324
500	5.000%, 10/15/32 - AMBAC Insured	10/14 at 100.00	AAA	534,500

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	4,268,667
250	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	272,735
5,400	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	5,871,744
	Transportation - 11.9%

2,500	Albany County Airport Authority, New York, Airport Revenue Bonds, Series 1997, 5.500%, 12/15/19 (Alternative Minimum Tax) - FSA Insured	12/07 at 102.00	AAA	2,664,625

3,000	Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995, 5.750%,1/01/25 - MBIA Insured	7/05 at 101.00	AAA	3,036,540

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 - AMBAC Insured	11/12 at 100.00	AAA	4,796,040

3,450	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, DRIVERS Series 267, Series 2002E, 9.976%, 11/15/18 (IF) - MBIA Insured	11/12 at 100.00	AAA	4,760,483

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 - FGIC Insured	No Opt. Call	AAA	1,678,830

1,860	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 5.000%, 11/15/33 - AMBAC Insured	11/15 at 100.00	AAA	1,987,280

2,175	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	2,324,314

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured	4/08 at 101.00	AAA	1,029,320
1,500	5.000%, 4/01/28 (Alternative Minimum Tax) - FGIC Insured	4/08 at 101.00	AAA	1,531,830

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	4/09 at 101.00	AAA	3,225,510

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series 2000, 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.00	AAA	2,129,580

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	3,172,410

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 - FGIC Insured	1/12 at 100.00	AAA	2,745,175

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	925,330
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,524,112

3,535	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, DRIVERS, Series 342, 9.206%, 11/15/19 (IF)	11/13 at 100.00	AAA	4,669,205
	U.S. Guaranteed *** - 12.0%

	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991:
600	7.100%, 6/15/09 - AMBAC Insured	No Opt. Call	AAA	693,624
275	7.100%, 6/15/10 - AMBAC Insured	No Opt. Call	AAA	326,398

1,000	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC Insured	12/09 at 100.00	AAA	1,197,640

500	Greece Central School District, Monroe County, New York, General Obligation Bonds, School District Bonds, Series 1992, 6.000%, 6/15/09 - FGIC Insured	No Opt. Call	AAA	557,640

3,040	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 - AMBAC Insured	7/07 at 102.00	AAA	3,197,442

3,500	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997E, 5.000%, 7/01/21 (Pre-refunded to 7/01/13) - AMBAC Insured	7/13 at 100.00	AAA	3,891,475

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
2,865	4.500%, 4/01/18 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	3,102,451
1,800	4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	1,984,572

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
1,000	5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,118,090
500	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	559,045

1,125	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/20(Pre-refunded to 3/01/10) - FSA Insured	3/10 at 100.00	AAA	1,263,667

4,030	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 - FGIC Insured	7/15 at 100.00	AAA	4,325,238

3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, Court Facilities, Series 1999, 5.750%, 5/15/30 (Pre-refunded to 5/15/10) - AMBAC Insured	5/10 at 101.00	AAA	4,153,313

3,155	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded to 8/15/09) - FSA Insured	8/09 at 101.00	AAA	3,459,237

1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,665,435

	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 2002A:
2,225	5.125%, 5/15/21 (Pre-refunded to 5/15/12) - FGIC Insured	5/12 at 101.00	AAA	2,496,895
1,000	5.000%, 5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured	5/12 at 101.00	AAA	1,114,490

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional Facilities, Series 1999C, 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured	1/09 at 101.00	AAA	5,566,150

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1:
1,000	5.500%, 3/15/20 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,144,280
1,500	5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured	3/13 at 100.00	AAA	1,716,420
	Utilities - 6.0%

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
6,000	0.000%, 12/01/19 - FSA Insured	No Opt. Call	AAA	3,328,620
3,185	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	3,362,691
1,000	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	1,079,100
555	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	588,081
3,380	5.250%, 12/01/26 - AMBAC Insured	6/08 at 101.00	AAA	3,581,482

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	887,060
2,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	841,620

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
1,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	1,574,100
1,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	1,614,720

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 (Alternative Minimum Tax) - MBIA Insured	3/09 at 102.00	AAA	1,069,850

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1987A, 6.150%, 7/01/26 (Alternative Minimum Tax) (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 102.00	AAA	2,045,060

1,875	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC Insured	7/15 at 100.00	AAA	2,010,750
	Water and Sewer - 2.9%

2,955	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1998A, 5.000%, 7/01/28 - FGIC Insured	7/08 at 101.00	AAA	3,103,755

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured	6/15 at 100.00	AAA	3,583,853

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured	6/11 at 100.00	AAA	3,217,650

405	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	462,433

60	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Pooled Revenue Bonds, Series 1990C, 7.200%, 3/15/11 - MBIA Insured	9/05 at 100.00	AAA	60,217
$336,521	Total Long-Term Investments (cost $335,303,824) - 99.2%			360,404,658

	Other Assets Less Liabilities - 0.8%			3,088,988
	Net Assets - 100%			$363,493,646

	Primarily all of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

	* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

	** Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

	*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

	(WI) Security purchased on a when-issued basis.

	(IF) Inverse floating rate security.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2005, the cost of investments was $335,215,918.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as follows:

	Gross unrealized:
	Appreciation			$25,305,373
	Depreciation			(116,633)

	Net unrealized appreciation of investments			$25,188,740

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	July 29, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	July 29, 2005